Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Parenthetical) (Detail) kr in Millions	Mar. 02, 2023 SEK (kr)	Mar. 02, 2023 USD ($)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2020 SEK (kr)
Other Operating Income and Expenses [Line Items]
Provisions			kr 11,588	kr 9,504	kr 10,466
United States Department Of Justice [Member] | Non Adjusting Events After Reporting Period [Member]
Other Operating Income and Expenses [Line Items]
Agreed fine to be paid	kr 2,200	$ 206,728,848
Others [member]
Other Operating Income and Expenses [Line Items]
Provisions			2,300
IoT and other portfolio adjustments [member]
Other Operating Income and Expenses [Line Items]
Charges related to divestment of business			kr 1,000